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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarium Capital Management, LLC
Address: 1 Letterman Drive, Building C, Suite 400
         San Francisco, CA 94129

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Peter Thiel
Title: President
Phone: (415) 248-5140

Signature, Place, and Date of Signing:


/s/ Peter Thiel                  San Francisco, CA             August 13, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          8
Form 13F Information Table Value Total:     12,828
                                        (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- --------------------- ---------- ------------- ------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE  SHRS OR          PUT/ INVESTMENT               ------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  SH/PRN  CALL DISCRETION OTHER MANAGER  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- ------- -------- ---- ---------- ------------- ------ ------ ----
CONTANGO OIL & GAS COMPANY      COM NEW     21075N204      671  15,000    SH           SOLE                   15,000    0     0
EXXON MOBIL CORP                  COM       30231G102    3,995  70,000    SH    CALL   SOLE
HEWLETT PACKARD CO                COM       428236103    1,839  42,500    SH           SOLE                   42,500    0     0
INTEL CORP                        COM       458140100      583  30,000    SH           SOLE                   30,000    0     0
INTERACTIVE BROKERS GROUP IN      COM       45841N107    1,494  90,000    SH           SOLE                   90,000    0     0
MCDONALDS CORP                    COM       580135101    1,581  24,000    SH           SOLE                   24,000    0     0
PROGRESSIVE CORP OHIO             COM       743315103    1,516  81,000    SH           SOLE                   81,000    0     0
ROSETTA STONE INC                 COM       777780107    1,148  50,000    SH           SOLE                   50,000    0     0


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